Schedule of Timing of Revenue Recognition (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 5,961,901	$ 7,844,606	$ 8,333,053	$ 10,385,661	$ 13,847,548	$ 21,810,317
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	39,278	51,682		1,012	1,350	4,701
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 5,922,623	$ 7,792,924	$ 8,333,053	$ 10,384,649	$ 13,846,198	$ 21,805,616